Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 50,336,551
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,985
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	27,968,380
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	22,280,877
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 72,309